Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Financial Instruments [Abstract]
Schedule of Outstanding Hedges
The Group’s outstanding derivative instruments are presented below.

	At June 30, 2026			At December 31, 2025
(€ thousands)	Notional amount	Positive fair value	Negative fair value	Notional amount	Positive fair value	Negative fair value
Foreign currency exchange risk
Foreign currency derivatives	1,166,054	9,006	(18,580)	835,812	6,993	(4,315)
Interest rate risk
Interest rate swaps	80,925	255	(29)	81,295	62	(261)
Inflation rate swaps	5,775	—	(832)	—	—	—
Total derivatives instruments - Notional / Assets / (Liabilities)	1,252,754	9,261	(19,441)	917,107	7,055	(4,576)